Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories
The detail of inventories of the Telefónica Group at December 31, 2023 and December 31, 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Audiovisual rights	242	823
Mobile terminals and other equipments	636	701
Other inventories	91	57
Other advance payments	1	—
Inventories impairment provision	(41)	(35)
Inventories	929	1,546